Note 13 - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 44,595	€ 75,415
Trading securities	[1]	44,427	75,210
Other trading assets	[1]	168	205
Positive market values from derivative financial instruments	[1]	2,682	10,140
Non-trading financial assets mandatory at fair value through profit and loss	[1]	3,806	8,288
Financial assets designated at fair value through profit or loss	[1]	0	104
Financial assets at fair value through other comprehensive income	[1]	30,924	32,517
Other financial assets at fair value	[1]	2	42
Total financial assets held at fair value	[1]	82,009	126,505
Financial liabilities held at fair value:
Trading liabilities	[1]	23,873	42,548
Trading securities	[1]	23,862	42,547
Other trading liabilities	[1]	11	1
Negative market values from derivative financial instruments	[1]	2,841	9,638
Financial liabilities designated at fair value through profit or loss	[1]	0	119
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	527	201
Total financial liabilities held at fair value	[1]	27,241	52,505
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	56,713	67,560
Trading securities	[1]	50,128	61,424
Other trading assets	[1]	6,584	6,136
Positive market values from derivative financial instruments	[1]	322,082	301,609
Non-trading financial assets mandatory at fair value through profit and loss	[1]	77,818	86,090
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	13,529	18,397
Other financial assets at fair value	[1],[2]	7,366	2,779
Total financial assets held at fair value	[1]	477,507	476,435
Financial liabilities held at fair value:
Trading liabilities	[1]	13,152	17,361
Trading securities	[1]	12,828	17,082
Other trading liabilities	[1]	324	279
Negative market values from derivative financial instruments	[1]	307,013	285,561
Financial liabilities designated at fair value through profit or loss	[1]	48,378	51,617
Investment contract liabilities	[1]	544	512
Other financial liabilities at fair value	[1],[2]	4,609	2,658
Total financial liabilities held at fair value	[1]	373,697	357,709
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets held at fair value:
Trading assets	[1]	9,567	9,763
Trading securities	[1]	3,430	4,086
Other trading assets	[1]	6,137	5,676
Positive market values from derivative financial instruments	[1]	8,167	8,309
Non-trading financial assets mandatory at fair value through profit and loss	[1]	5,278	6,066
Financial assets designated at fair value through profit or loss	[1]	7	0
Financial assets at fair value through other comprehensive income	[1]	1,050	268
Other financial assets at fair value	[1]	363	207
Total financial assets held at fair value	[1]	24,431	24,614
Financial liabilities held at fair value:
Trading liabilities	[1]	41	15
Trading securities	[1]	2	0
Other trading liabilities	[1]	38	15
Negative market values from derivative financial instruments	[1]	6,652	6,289
Financial liabilities designated at fair value through profit or loss	[1]	1,954	2,021
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(34)	(611)
Total financial liabilities held at fair value	[1]	€ 8,612	€ 7,714

[1]	Amounts in this table are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments, as described in Note1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Predominantly relates to derivatives qualifying for hedge accounting.
[3]	Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.